Cash and cash equivalents	12 Months Ended
Mar. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents mainly consist of bank deposits. They are demand deposits and held for the purpose of meeting short-term cash commitments. Cash and cash equivalents in the consolidated statements of cash flows equals cash and cash equivalents in the consolidated statements of financial position.
The Company separately manages legal tender deposited by customers from its own. In accordance with Japanese laws and regulations, all legal tender deposited by customers shall be safeguarded by trust companies. Accordingly, cash deposited by customers is accounted for under “Cash segregated as deposits” (see Note 12) as of March 31,
2024 and 2025 because it is neither cash nor cash equivalents.